Restructuring and Other Items - Additional Information (Detail)	3 Months Ended		6 Months Ended			12 Months Ended			3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2012 EUR (€)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 1st Quarter 2011 Restructuring Plan USD ($)	Dec. 31, 2012 2012 Restructuring Plan USD ($)	Mar. 31, 2013 1st Quarter 2013 Restructuring Plan USD ($)	Jun. 30, 2013 1st Quarter 2013 Restructuring Plan USD ($)	Jun. 30, 2013 2nd Quarter 2013 Restructuring Plan USD ($)	Jun. 30, 2013 2nd Quarter 2013 Restructuring Plan USD ($)
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 4,621,000	$ 4,525,000	$ 9,033,000	$ 4,525,000		$ 4,500,000	$ 100,000		$ 4,400,000	$ 4,412,000	$ 4,600,000	$ 4,621,000
Lease termination and exit costs								1,200,000	500,000
Resource rationalizations		1,111,000		1,111,000				3,400,000	3,900,000		4,200,000
Lease termination and asset write down costs											400,000
Agreement settlement charges				200,000	160,000
Discretionary bonus		243,000		243,000	194,000
Share-based compensation		$ 620,000